MARKETABLE EQUITY SECURITIES - Summary of Available-For-Sale Securities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Available-for-sale Securities [Roll Forward]
Balance at start of year	$ 12,033	$ 16,300
Disposals during the year	0	(224)
Unrealized gain (loss), net	1,828	(4,043)	$ 0
Balance at end of year	$ 13,861	$ 12,033	$ 16,300